SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Related Party Transaction [Line Items]
Compensation Expense Recognized	$ 325	$ 350	$ 377	$ 637
Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 300	$ 206	$ 314	$ 225
Shares Issued	2,000	96	1,284,000	136,000
Value of Shares Issued	$ 20	$ 4	$ 28	$ 16
Compensation Expense Recognized	18	8	24	42
Dimitri Villard Corporate Governance And Nominating Committee Chairman [Member] | Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 63	$ 88	$ 75
Shares Issued	400	24	271,000	34,000
Value of Shares Issued	$ 4	$ 1	$ 6	$ 4
Compensation Expense Recognized	4	2	6	12
Jeff Grout Compensation Committee Chairman [Member] | Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 63	$ 88	$ 75
Shares Issued	400	24	271,000	34,000
Value of Shares Issued	$ 4	$ 1	$ 6	$ 4
Compensation Expense Recognized	4	2	6	12
Nick Florio Audit Committee Chairman [Member] | Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 63	$ 88	$ 75
Shares Issued	400	24	271,000	34,000
Value of Shares Issued	$ 4	$ 1	$ 6	$ 4
Compensation Expense Recognized	4	2	6	12
Vincent Cebula [Member] | Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 75	$ 17	$ 50
Shares Issued	400		200,000
Value of Shares Issued	$ 4	$ 1	$ 4
Compensation Expense Recognized	2	2
Alicia Barker [Member] | Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation
Shares Issued	400	24	271,000	34,000
Value of Shares Issued	$ 4		$ 6	$ 4
Compensation Expense Recognized	$ 4		$ 6	$ 6